Variable Portfolio – U.S. Flexible Conservative Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 32.0%
	Shares	Value ($)
U.S. Large Cap 32.0%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	113,437	12,018,659
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	473,822	22,819,272
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	545,699	11,885,330
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	217,838	9,809,227
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	136,772	9,377,079
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	240,300	9,770,618
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	169,459	8,903,371
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	417,409	18,307,567
Total		102,891,123
Total Equity Funds (Cost $50,357,382)		102,891,123

Exchange-Traded Equity Funds 0.5%

U.S. Mid Large Cap 0.5%
iShares Core S&P 500 ETF	1,450	814,755
Vanguard S&P 500 ETF	1,500	770,865
Total		1,585,620
Total Exchange-Traded Equity Funds (Cost $1,596,780)		1,585,620

Exchange-Traded Fixed Income Funds 6.9%

Investment Grade 6.9%
iShares Core U.S. Aggregate Bond ETF	58,110	5,748,241
iShares iBoxx $ Investment Grade Corporate Bond ETF	80,177	8,714,438
Vanguard Intermediate-Term Corporate Bond ETF	96,030	7,851,413
Total		22,314,092
Total Exchange-Traded Fixed Income Funds (Cost $21,710,727)		22,314,092

Fixed Income Funds 41.5%
	Shares	Value ($)
Investment Grade 41.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,667,225	31,648,149
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	771,975	7,503,597
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,350,995	10,172,993
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	831,573	7,550,682
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	3,008,161	27,584,840
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,675,544	25,016,337
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	2,436,210	24,045,388
Total		133,521,986
Total Fixed Income Funds (Cost $147,200,804)		133,521,986

Residential Mortgage-Backed Securities - Agency 9.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2040- 04/14/2055	3.000%	9,692,500	8,436,043
04/16/2040- 04/14/2055	3.500%	3,205,000	2,930,247
04/16/2040- 04/14/2055	4.000%	8,612,500	8,067,755
04/14/2055	4.500%	6,990,000	6,685,707
04/14/2055	5.000%	2,945,000	2,886,249
Total Residential Mortgage-Backed Securities - Agency (Cost $28,913,577)			29,006,001

Put Option Contracts Purchased 0.4%
Value ($)
(Cost $1,333,183)	1,399,550

Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2025 (Unaudited)

Money Market Funds 18.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(a),(d)	58,186,861	58,175,223
Total Money Market Funds (Cost $58,162,386)		58,175,223
Total Investments in Securities (Cost: $309,274,839)		348,893,595
Other Assets & Liabilities, Net		(26,919,668)
Net Assets		321,973,927
At March 31, 2025, securities and/or cash totaling $1,777,375 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	25	06/2025	USD	7,066,563	61,001	—
U.S. Treasury 2-Year Note	42	06/2025	USD	8,701,219	30,522	—
U.S. Treasury 5-Year Note	74	06/2025	USD	8,003,563	69,490	—
Total					161,013	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(12)	06/2025	USD	(1,216,260)	—	(8,610)
U.S. Long Bond	(3)	06/2025	USD	(351,844)	—	(1,194)
U.S. Treasury 10-Year Note	(5)	06/2025	USD	(556,094)	—	(3,213)
U.S. Treasury Ultra Bond	(1)	06/2025	USD	(122,250)	1,967	—
U.S. Treasury Ultra Bond	(2)	06/2025	USD	(244,500)	—	(692)
Total					1,967	(13,709)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	24,130,955	43	4,700.00	06/18/2026	630,265	574,910
S&P 500 Index	Morgan Stanley	USD	26,936,880	48	4,600.00	12/18/2026	631,609	755,280
S&P 500 Index	Morgan Stanley	USD	2,244,740	4	4,700.00	12/18/2026	71,309	69,360
Total							1,333,183	1,399,550
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	55,647,923	30,885,964	(28,357,587)	(1,077)	58,175,223	—	907	587,095	58,186,861
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	12,830,197	367,107	(207,778)	(970,867)	12,018,659	—	199,136	—	113,437
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	31,818,557	46,629	(1,631,645)	1,414,608	31,648,149	—	(326,063)	—	3,667,225
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	24,201,766	538,579	(362,232)	(1,558,841)	22,819,272	—	566,242	—	473,822
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	7,623,183	14,470	(266,598)	132,542	7,503,597	—	509	—	771,975
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	10,111,374	63,385	(525,223)	523,457	10,172,993	—	(174,492)	—	1,350,995
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	12,833,882	363,579	(227,624)	(1,084,507)	11,885,330	—	155,922	—	545,699
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,765,088	96,779	(264,179)	211,539	9,809,227	—	94,172	—	217,838
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	7,590,968	10,718	(371,620)	320,616	7,550,682	—	(56,628)	—	831,573
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	27,921,711	21,730	(1,268,245)	909,644	27,584,840	—	(233,920)	—	3,008,161
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	9,876,657	230,144	(128,770)	(600,952)	9,377,079	—	195,541	—	136,772
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	9,675,093	81,472	(278,021)	292,074	9,770,618	—	53,232	—	240,300
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	25,221,896	35,006	(1,130,935)	890,370	25,016,337	—	(179,756)	—	2,675,544
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	9,897,465	505,666	(374,531)	(1,125,229)	8,903,371	—	65,233	—	169,459
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	24,251,475	31,454	(1,070,485)	832,944	24,045,388	—	(137,293)	—	2,436,210
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	19,318,699	413,115	(228,927)	(1,195,320)	18,307,567	—	336,457	—	417,409
Total	298,585,934			(1,008,999)	294,588,332	—	559,199	587,095

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2025

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